John Hancock Funds II

                          Supplement dated July 2, 2007
                to the Class NAV and Class 1 Shares Prospectuses
                             Dated December 31, 2006


High Income Fund

The Board of Trustees approved the following change to the investment policy of the High Income Fund:

The Fund's current investment policy states in relevant part:

     The Fund may invest in asset-backed securities rated as low as BB. Under normal circumstances, no more than 15% of the asset-backed securities purchased by the Fund will be rated less than A.

Effective July 2, 2007, the Fund's investment policy is changed as follows:

     The Fund may invest in both investment grade and non-investment grade asset-backed securities, including asset-backed securities rated BB/Ba or lower and their unrated equivalents.


Special Value Fund
                                Subadviser Change
                                -----------------

At the June 28-29, 2007 Board of Trustees meeting, the Board approved changing the subadviser for the Special Value Fund from ClearBridge Advisors, LLC to Wellington Management Company, LLP ("Wellington"), effective as of the time the net asset value is determined on June 29, 2007. The new subadvisory agreement with Wellington will not result in any change in the level or quality of subadvisory services provided to the Fund or in advisory or subadvisory fee rates. Timothy J. McCormack, Stephen T. O'Brien and Shaun F. Pedersen from Wellington will serve as portfolio managers for the Fund.

                           Investment Strategy Change
                           --------------------------

The Board of Trustees approved the following change to the investment strategy of the Special Value Fund:

The Fund's current investment strategy states in relevant part:

     Small capitalized companies are defined as those whose market capitalization at the time of investment is no greater than (a) $3 billion or (b) the highest month-end market capitalization value of any stock in the Russell 2000 Index for the previous 12 months, whichever is greater.

Effective July 2, 2007, the Fund's investment strategy is changed as follows:

     Small capitalized companies are defined as those whose market capitalization at the time of investment is no greater than (a) $5 billion or (b) the highest month-end market capitalization value of any stock in the Russell 2000 Index for the previous 12 months, whichever is greater.

Real Return Bond Fund

Effective May 1, 2007, the Adviser voluntarily agreed to reduce the advisory fee to the rates set forth below:

                                    First                     Excess Over
                                  $1 Billion                  $1 Billion
                                 of Aggregate                of Aggregate
Fund                             Net Assets*                  Net Assets*
----                             ------------                ------------
Real Return Bond                    0.700%                      0.650%
* Aggregate Net Assets include the net assets of the Real Return Bond Trust, a series of John Hancock Trust, and the Real Return Bond Fund, a series of the Trust.

On June 29, 2007, the Board of Trustees approved an amendment to the Trust's advisory agreement reducing the advisory fee to the rates set forth above. As a result, the advisory fee reduction is no longer terminable at any time by the Adviser, and any future increases in the advisory fee for the Real Return Bond Fund will require an amendment to the Trust's advisory agreement.


All Cap Growth Fund

Effective July 1, 2007, the advisory fee for the Fund was amended to reflect that Aggregate Net Assets includes the net assets of the Fund and All Cap Growth Trust, a series of John Hancock Trust, as set forth below:

                                                            Between
                                                          $500 million
                                First                         and                      Excess Over
                             $500 million                 $1 billion                    $1 billion
  Fund                 Of Aggregate Net Assets*    Of Aggregate Net Assets*      Of Aggregate Net Assets*
  ----                 ------------------------    ------------------------      -------------------------
  All Cap Growth                0.850%                      0.825%                       0.800%

*Aggregate Net Assets include the net assets of the All Cap Growth Trust, a series of John Hancock Trust, and the All Cap Growth Fund, a series of the Trust.


Global Fund
International Value Fund

The Adviser has agreed to waive its advisory fees for the Funds so that the amount retained by the Adviser after payment of the subadvisory fee for each such Fund does not exceed 0.45% of the Fund's average annual net assets. These advisory fee waivers will remain in effect until December 31, 2007, and thereafter until terminated by the Adviser on notice to the Trust.


Mid Cap Stock Fund

The investment policies of the Fund have been amended to permit the Fund to invest up to 25% of its net assets in foreign securities.

Small Cap Growth Fund

The investment policies of the Fund have been amended to permit the Fund to invest up to 25% of its net assets in foreign securities, including emerging market securities.


All Cap Growth Fund

The investment policies of the Fund have been amended to permit the Fund to invest up to 25% of its net assets in foreign securities.


July 2, 2007
JHFIIPS5  7/07

                              John Hancock Funds II
                              Lifecycle Portfolios

                          Supplement dated July 2, 2007
                        to the Class I Shares Prospectus
                             Dated December 31, 2006

The following amends and restates information in the Lifecycle 2010, Lifecycle 2015, Lifecycle 2020, Lifecycle 2025, Lifecycle 2030, Lifecycle 2035, Lifecycle 2040, Lifecycle 2045, Lifecycle 2050 and Lifecycle Retirement Portfolios "Goal and strategy" sections:

     In addition to investing in exchange traded funds ("ETFs"), the Portfolio may also invest in the securities of other investment companies and may make direct investments in other types of investments, see "Other Permitted Investments."

       ------------------------------------------------------------------

The following information is added under the "Risks of investing in the Portfolios" section:

     Exchange traded funds (ETFs) risk

     These are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A Portfolio could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.

       ------------------------------------------------------------------

Under the section "Your account" - "Transaction policies" under the heading "Exchanges," the following paragraph has been added:

     Under certain circumstances, an investor who purchases Class I Shares in the Fund pursuant to a fee-based, wrap or other investment platform program of certain firms as determined by the Fund may be afforded an opportunity to make a conversion of Class A Shares also owned by the investor in the same Fund to Class I Shares of that Fund. Conversion of Class A Shares to Class I Shares of the same Fund in these particular circumstances does not cause the investor to realize taxable gain or loss. For further details, see "Additional Information Concerning Taxes" in the Statement of Additional Information for information regarding taxation upon the redemption or exchange of shares of the Fund (see the back cover of this prospectus).


July 2, 2007
LCIPS2  7/07

                              John Hancock Funds II
                              Lifecycle Portfolios

                          Supplement dated July 2, 2007
                      to the Class A, B and C, Class 1, and
                Class R, R1, R2, R3, R4, R5 Shares Prospectuses
                             Dated December 31, 2006


The following amends and restates information in the Lifecycle 2010, Lifecycle 2015, Lifecycle 2020, Lifecycle 2025, Lifecycle 2030, Lifecycle 2035, Lifecycle 2040, Lifecycle 2045, Lifecycle 2050 and Lifecycle Retirement Portfolios "Goal and strategy" sections:

     In addition to investing in exchange traded funds ("ETFs"), the Portfolio may also invest in the securities of other investment companies and may make direct investments in other types of investments, see "Other Permitted Investments."

       ------------------------------------------------------------------

The following information is added under the "Risks of investing in the Portfolios" section:

     Exchange traded funds (ETFs) risk

     These are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A Portfolio could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.

July 2, 2007
LCMPS2  7/07

                              John Hancock Funds II
                            Absolute Return Portfolio

                          Supplement dated July 2, 2007
             to the Class 1, Class 3, Class A, B and C, Class R3, R4
                           and R5 Shares Prospectuses
                             Dated December 31, 2006


The following information is added under the "Goal and strategy" section:

     In addition to investing in exchange traded funds ("ETFs"), the Portfolio may also invest in the securities of other investment companies and may make direct investments in other types of investments, see "Other Permitted Investments."

       ------------------------------------------------------------------

The following information is added under the "Risks of investing in the Portfolio" section:

     Exchange traded funds (ETFs) risk

     These are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A Portfolio could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.

July 2, 2007
ARMPS2  7/07

                              John Hancock Funds II
                            Quantitative All Cap Fund

                          Supplement dated July 2, 2007
                        to the Class I Shares Prospectus
                             Dated December 31, 2006


Under the section "Your account" - "Transaction policies" under the heading "Exchanges," the following paragraph has been added:

     Under certain circumstances, an investor who purchases Class I Shares in the Fund pursuant to a fee-based, wrap or other investment platform program of certain firms as determined by the Fund may be afforded an opportunity to make a conversion of Class A Shares also owned by the investor in the same Fund to Class I Shares of that Fund. Conversion of Class A Shares to Class I Shares of the same Fund in these particular circumstances does not cause the investor to realize taxable gain or loss. For further details, see "Additional Information Concerning Taxes" in the Statement of Additional Information for information regarding taxation upon the redemption or exchange of shares of the Fund (see the back cover of this prospectus).


July 2, 2007
30IPS2  7/07

                              John Hancock Funds II
                              Lifestyle Portfolios

                          Supplement dated July 2, 2007
         to the Class A, B and C, Class 1, Class R, R1, R2, R3, R4, R5,
                         and Class 5 Shares Prospectuses
                                Dated May 1, 2007


The following information is added to the Lifestyle Aggressive, Lifestyle Growth, Lifestyle Balanced, Lifestyle Moderate, and Lifestyle Conservative Portfolios under the "Goal and strategy" sections:

     In addition to investing in exchange traded funds ("ETFs"), the Portfolio may also invest in the securities of other investment companies and may make direct investments in other types of investments.

       ------------------------------------------------------------------

The following information is added under the "Risks of investing in the Portfolios" section:

     Exchange traded funds (ETFs) risk

     These are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A Portfolio could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.

July 2, 2007
LSMPS  7/07

                              John Hancock Funds II

                          Supplement dated July 2, 2007
                   to the Statement of Additional Information
                             Dated December 31, 2006


On June 29, 2007, the Board of Trustees approved the election of Charles A. Rizzo as the Chief Financial Officer and John G. Vrysen as the Chief Operating Officer of the Trust.

Under  the  section  "THOSE   RESPONSIBLE  FOR  MANAGEMENT"  under  the  heading
"Principal Officers who are not Trustees," the following table has been amended and restated:

---------------------- -------------------- -------- ------------------------------------------------------------ -----------------
                                                                                                                  Number of
                       Position(s)                                                                                Funds in Fund
Name, Year of Birth,   Held with the        Officer  Principal Occupation(s) and other                            Complex Overseen
and Address (1)        Trust                since    Directorships During Past 5 Years                            by Trustee
---------------------- -------------------- -------- ------------------------------------------------------------ -----------------
Keith F. Hartstein     President and Chief  (since   Senior Vice President, Manulife Financial Corporation        N/A
Born:  1956            Executive Officer     2005)   (since 2004); Director, President and Chief Executive
                                                     Officer, the Adviser, The Berkeley Group, John Hancock
                                                     Funds, LLC (since 2005); Director, MFC Global Investment
                                                     Management (U.S.), LLC ("MFC Global (U.S.)") (since 2005);
                                                     Director, John Hancock Signature Services, Inc. (since
                                                     2005); President and Chief Executive Officer, John Hancock
                                                     Investment Management Services, LLC (since 2006);
                                                     President and Chief Executive Officer, John Hancock Funds
                                                     II, John Hancock Funds III, and John Hancock Trust;
                                                     Director, Chairman and President, NM Capital Management,
                                                     Inc. (since 2005); Chairman, Investment Company Institute
                                                     Sales Force Marketing Committee (since 2003); Director,
                                                     President and Chief Executive Officer, MFC Global (U.S.)
                                                     (2005-2006); Executive Vice President, John Hancock Funds,
                                                     LLC (until 2005);
---------------------- -------------------- -------- ------------------------------------------------------------ -----------------
Thomas M. Kinzler      Secretary and Chief  (since   Vice President and Counsel for John Hancock Life Insurance   N/A
Born:  1955            Legal Officer         2006)   Company (U.S.A.) (since 2006); Secretary and Chief Legal
                                                     Officer, John Hancock Funds, John Hancock Funds II, John
                                                     Hancock Funds III and John Hancock Trust (since 2006);
                                                     Vice President and Associate General Counsel for
                                                     Massachusetts Mutual Life Insurance Company (1999-2006);
                                                     Secretary and Chief Legal Counsel for MML Series
                                                     Investment Fund (2000-2006); Secretary and Chief Legal
                                                     Counsel for MassMutual Institutional Funds (2000-2004);
                                                     Secretary and Chief Legal Counsel for MassMutual Select
                                                     Funds and MassMutual Premier Funds (2004-2006).

---------------------- -------------------- -------- ------------------------------------------------------------ -----------------

---------------------- -------------------- -------- ------------------------------------------------------------ -----------------
Francis V. Knox, Jr.   Chief Compliance     (since   Vice President and Chief Compliance Officer, John Hancock    N/A
Born:  1947            Officer               2005)   Investment Management Services, LLC, the Adviser and MFC
                                                     Global (U.S.) (since 2005); Chief Compliance Officer, John
                                                     Hancock Funds, John Hancock Funds II, John Hancock Funds
                                                     III and John Hancock Trust (since 2005); Vice President
                                                     and Assistant Treasurer, Fidelity Group of Funds (until
                                                     2004); Vice President and Ethics & Compliance Officer,
                                                     Fidelity Investments (until 2001).
---------------------- -------------------- -------- ------------------------------------------------------------ -----------------
Gordon M. Shone        Treasurer            (since   Treasurer, John Hancock Funds (since 2006); John Hancock     N/A
Born:  1956                                  2005)   Funds II, John Hancock Funds III and John Hancock Trust
                                                     (since 2005); Vice President and Chief Financial Officer,
                                                     John Hancock Trust (2003-2005); Senior Vice President,
                                                     John Hancock Life Insurance Company (U.S.A.) (since 2001);
                                                     Vice President, John Hancock Investment Management
                                                     Services, Inc. and John Hancock Advisers, LLC (since
                                                     2006), The Manufacturers Life Insurance Company (U.S.A.)
                                                     (1998-2000).
---------------------- -------------------- -------- ------------------------------------------------------------ -----------------
John G. Vrysen         Chief Operating      (since   Senior Vice President, Manulife Financial Corporation        N/A
Born:  1955            Officer               2007)   (since 2006); Director, Executive Vice President and Chief
                                                     Operating Officer, the Adviser, The Berkeley Group and
                                                     John Hancock Funds, LLC (June 2007-Present); Chief
                                                     Operating Officer, John Hancock Funds, John Hancock Funds
                                                     II, John Hancock Funds III, John Hancock Trust (June 2007
                                                     to Present); Director, Executive Vice President, and Chief
                                                     Financial Officer, the Adviser, The Berkeley Group and
                                                     John Hancock Funds, LLC (until June 2007); Executive Vice
                                                     President and Chief Financial Officer, John Hancock
                                                     Investment Management Services, LLC (since 2005), Vice
                                                     President and Chief Financial Officer, MFC Global (U.S.)
                                                     (since 2005); Director, John Hancock Signature Services,
                                                     Inc. (since 2005); Chief Financial Officer, John Hancock
                                                     Funds, John Hancock Funds II, John Hancock Funds III, John
                                                     Hancock Trust (2005-June 2007 ); Vice President and
                                                     General Manager, Fixed Annuities, U.S. Wealth Management
                                                     (until 2005); Vice President, Operations Manulife Wood
                                                     Logan (2000-2004).
---------------------- -------------------- -------- ------------------------------------------------------------ -----------------

---------------------- -------------------- -------- ------------------------------------------------------------ -----------------
Charles A. Rizzo       Chief Financial      (since   Chief Financial Officer, John Hancock Funds, John Hancock    N/A
Born:  1959            Officer               2007)   Funds II, John Hancock Funds III and John Hancock Trust
                                                     (June 2007-Present); Assistant Treasurer, Goldman Sachs
                                                     Mutual Fund Complex (registered investment companies)
                                                     (2005-June 2007); Vice President, Goldman Sachs (2005-June
                                                     2007); Managing Director and Treasurer of Scudder Funds,
                                                     Deutsche Asset Management (2003-2005); Director, Tax and
                                                     Financial Reporting, Deutsche Asset Management
                                                     (2002-2003); Vice President and Treasurer, Deutsche Global
                                                     Fund Services (1999-2002).
---------------------- -------------------- -------- ------------------------------------------------------------ -----------------

(1)  Business  address  for  the  officers  is  601  Congress  Street,   Boston,
Massachusetts 02210-2805.

       ------------------------------------------------------------------

Under the section "Other Services" under the heading "Proxy Voting," the reference to "www.jhfunds.com" in the last paragraph has been deleted.

       ------------------------------------------------------------------

Effective July 1, 2007, under the "SALES COMPENSATION" section, under the "Annual Compensation" heading, the last sentence has been amended and restated to read:

     These service and distribution fees are paid monthly in arrears.

Effective July 1, 2007, under the "SALES COMPENSATION" section, under the "First Year Broker or Other Selling Firm Compensation" chart in the second footnote, the fourth sentence has been amended and restated to read:

     Monthly payments are made in arrears.

       ------------------------------------------------------------------

Under the "ADDITIONAL SERVICES AND PROGRAMS" section under the heading "Exchange Privilege" the following paragraph has been added:

     Under certain circumstances, an investor who purchases Class I Shares in the Funds pursuant to a fee-based, wrap or other investment platform program of certain firms as determined by these Funds may be afforded an opportunity to make a conversion of Class A Shares owned by the investor in the same Fund to Class I Shares of that Fund. Conversion of Class A Shares to Class I Shares of the same Fund in these particular circumstances does not cause the investor to realize taxable gain or loss. See "Additional Information Concerning Taxes" for information regarding taxation upon the redemption or exchange of shares of the Funds.


July 2, 2007
JHFII SAIS5  7/07

                              John Hancock Funds II
                              Lifestyle Portfolios

                          Supplement dated July 2, 2007
                   to the Statement of Additional Information
                                Dated May 1, 2007


On June 29, 2007, the Board of Trustees approved the election of Charles A. Rizzo as the Chief Financial Officer and John G. Vrysen as the Chief Operating Officer of the Trust.

Under  the  section  "THOSE   RESPONSIBLE  FOR  MANAGEMENT"  under  the  heading
"Principal Officers who are not Trustees," the following table has been amended and restated:

---------------------- -------------------- -------- ------------------------------------------------------------ -----------------
                                                                                                                  Number of
                       Position(s)                                                                                Funds in Fund
Name, Year of Birth,   Held with the        Officer  Principal Occupation(s) and other                            Complex Overseen
and Address (1)        Trust                since    Directorships During Past 5 Years                            by Trustee
---------------------- -------------------- -------- ------------------------------------------------------------ -----------------
Keith F. Hartstein     President and Chief  (since   Senior Vice President, Manulife Financial Corporation        N/A
Born:  1956            Executive Officer     2005)   (since 2004); Director, President and Chief Executive
                                                     Officer, the Adviser, The Berkeley Group, John Hancock
                                                     Funds, LLC (since 2005); Director, MFC Global Investment
                                                     Management (U.S.), LLC ("MFC Global (U.S.)") (since 2005);
                                                     Director, John Hancock Signature Services, Inc. (since
                                                     2005); President and Chief Executive Officer, John Hancock
                                                     Investment Management Services, LLC (since 2006);
                                                     President and Chief Executive Officer, John Hancock Funds
                                                     II, John Hancock Funds III, and John Hancock Trust;
                                                     Director, Chairman and President, NM Capital Management,
                                                     Inc. (since 2005); Chairman, Investment Company Institute
                                                     Sales Force Marketing Committee (since 2003); Director,
                                                     President and Chief Executive Officer, MFC Global (U.S.)
                                                     (2005-2006); Executive Vice President, John Hancock Funds,
                                                     LLC (until 2005);
---------------------- -------------------- -------- ------------------------------------------------------------ -----------------
Thomas M. Kinzler      Secretary and Chief  (since   Vice President and Counsel for John Hancock Life Insurance   N/A
Born:  1955            Legal Officer         2006)   Company (U.S.A.) (since 2006); Secretary and Chief Legal
                                                     Officer, John Hancock Funds, John Hancock Funds II, John
                                                     Hancock Funds III and John Hancock Trust (since 2006);
                                                     Vice President and Associate General Counsel for
                                                     Massachusetts Mutual Life Insurance Company (1999-2006);
                                                     Secretary and Chief Legal Counsel for MML Series
                                                     Investment Fund (2000-2006); Secretary and Chief Legal
                                                     Counsel for MassMutual Institutional Funds (2000-2004);
                                                     Secretary and Chief Legal Counsel for MassMutual Select
                                                     Funds and MassMutual Premier Funds (2004-2006).

---------------------- -------------------- -------- ------------------------------------------------------------ -----------------

---------------------- -------------------- -------- ------------------------------------------------------------ -----------------
Francis V. Knox, Jr.   Chief Compliance     (since   Vice President and Chief Compliance Officer, John Hancock    N/A
Born:  1947            Officer               2005)   Investment Management Services, LLC, the Adviser and MFC
                                                     Global (U.S.) (since 2005); Chief Compliance Officer, John
                                                     Hancock Funds, John Hancock Funds II, John Hancock Funds
                                                     III and John Hancock Trust (since 2005); Vice President
                                                     and Assistant Treasurer, Fidelity Group of Funds (until
                                                     2004); Vice President and Ethics & Compliance Officer,
                                                     Fidelity Investments (until 2001).
---------------------- -------------------- -------- ------------------------------------------------------------ -----------------
Gordon M. Shone        Treasurer            (since   Treasurer, John Hancock Funds (since 2006); John Hancock     N/A
Born:  1956                                  2005)   Funds II, John Hancock Funds III and John Hancock Trust
                                                     (since 2005); Vice President and Chief Financial Officer,
                                                     John Hancock Trust (2003-2005); Senior Vice President,
                                                     John Hancock Life Insurance Company (U.S.A.) (since 2001);
                                                     Vice President, John Hancock Investment Management
                                                     Services, Inc. and John Hancock Advisers, LLC (since
                                                     2006), The Manufacturers Life Insurance Company (U.S.A.)
                                                     (1998-2000).
---------------------- -------------------- -------- ------------------------------------------------------------ -----------------
John G. Vrysen         Chief Operating      (since   Senior Vice President, Manulife Financial Corporation        N/A
Born:  1955            Officer               2007)   (since 2006); Director, Executive Vice President and Chief
                                                     Operating Officer, the Adviser, The Berkeley Group and
                                                     John Hancock Funds, LLC (June 2007-Present); Chief
                                                     Operating Officer, John Hancock Funds, John Hancock Funds
                                                     II, John Hancock Funds III, John Hancock Trust (June 2007
                                                     to Present); Director, Executive Vice President, and Chief
                                                     Financial Officer, the Adviser, The Berkeley Group and
                                                     John Hancock Funds, LLC (until June 2007); Executive Vice
                                                     President and Chief Financial Officer, John Hancock
                                                     Investment Management Services, LLC (since 2005), Vice
                                                     President and Chief Financial Officer, MFC Global (U.S.)
                                                     (since 2005); Director, John Hancock Signature Services,
                                                     Inc. (since 2005); Chief Financial Officer, John Hancock
                                                     Funds, John Hancock Funds II, John Hancock Funds III, John
                                                     Hancock Trust (2005-June 2007 ); Vice President and
                                                     General Manager, Fixed Annuities, U.S. Wealth Management
                                                     (until 2005); Vice President, Operations Manulife Wood
                                                     Logan (2000-2004).
---------------------- -------------------- -------- ------------------------------------------------------------ -----------------

---------------------- -------------------- -------- ------------------------------------------------------------ -----------------
Charles A. Rizzo       Chief Financial      (since   Chief Financial Officer, John Hancock Funds, John Hancock    N/A
Born:  1959            Officer               2007)   Funds II, John Hancock Funds III and John Hancock Trust
                                                     (June 2007-Present); Assistant Treasurer, Goldman Sachs
                                                     Mutual Fund Complex (registered investment companies)
                                                     (2005-June 2007); Vice President, Goldman Sachs (2005-June
                                                     2007); Managing Director and Treasurer of Scudder Funds,
                                                     Deutsche Asset Management (2003-2005); Director, Tax and
                                                     Financial Reporting, Deutsche Asset Management
                                                     (2002-2003); Vice President and Treasurer, Deutsche Global
                                                     Fund Services (1999-2002).
---------------------- -------------------- -------- ------------------------------------------------------------ -----------------

(1)  Business  address  for  the  officers  is  601  Congress  Street,   Boston,
Massachusetts 02210-2805.

       ------------------------------------------------------------------

Under the section "Other Services" under the heading "Proxy Voting," the reference to "www.jhfunds.com" in the last paragraph has been deleted.

       ------------------------------------------------------------------

Effective July 1, 2007, under the "SALES COMPENSATION" section, under the "Annual Compensation" heading, the last sentence has been amended and restated to read:

     These service and distribution fees are paid monthly in arrears.

Effective July 1, 2007, under the "SALES COMPENSATION" section, under the "First Year Broker or Other Selling Firm Compensation" chart in the second footnote, the fourth sentence has been amended and restated to read:

     Monthly payments are made in arrears.

July 2, 2007
LSSAIS2  7/07




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